Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board, at the time of each annual meeting of the Company’s stockholders, and on specifically designated dates for any director who elects to receive some or all of their eligible cash compensation in the form of stock options, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation — Non-Employee Director Compensation Policy” below. Other than the delegation by the Board to an Equity Award Committee of the approval of the issuance of certain equity-based awards to employees and consultants under the 2024 Plan, which awards are typically granted on a monthly basis on the tenth of each month, the Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board, at the time of each annual meeting of the Company’s stockholders, and on specifically designated dates for any director who elects to receive some or all of their eligible cash compensation in the form of stock options, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation — Non-Employee Director Compensation Policy” below. Other than the delegation by the Board to an Equity Award Committee of the approval of the issuance of certain equity-based awards to employees and consultants under the 2024 Plan, which awards are typically granted on a monthly basis on the tenth of each month, the Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI
MNPI Disclosure Timed for Compensation Value	false